                                                                   MARCH 1, 2003

                                                      MONTAG & CALDWELL
                                                      INSTITUTIONAL FUNDS

                                                      CLASS I SHARES

[LOGO] ABN-AMRO Funds

   Prospectus

ABN AMRO Asset Management (USA) LLC      -      Chicago Capital Management, Inc.
Montag & Caldwell, Inc. - TAMRO Capital Partners LLC - Veredus Asset Management LLC
                                                                  ABN AMRO Funds

                                                The Securities and Exchange
                                                Commission has not approved or
                                                disapproved these or any
                                                mutual fund's shares or
                                                determined if this prospectus
                                                is accurate or complete. Any
                                                representation to the contrary
                                                is a crime.

   [ABN AMRO FUNDS LOGO] Funds

        Thank you for your interest in ABN AMRO Funds. This prospectus pertains only to Class I shares of Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund, members of the ABN AMRO Funds family.



        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
        --------------------------------------

        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
        --------------------------------------

TABLE OF CONTENTS

                                                                    Page

FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks
    EQUITY FUND                                                       3
    Montag & Caldwell Growth Fund                                     3
    BALANCED FUND                                                     5
    Montag & Caldwell Balanced Fund                                   5
FUND EXPENSES                                                         7
INVESTMENT TERMS                                                      8
MORE ABOUT ABN AMRO FUNDS                                            10
    RISK SUMMARY                                                     10
    OTHER INVESTMENT STRATEGIES                                      11
MANAGEMENT OF THE FUNDS                                              14
    THE ADVISER                                                      14
    Montag & Caldwell, Inc.                                          14
SHAREHOLDER INFORMATION                                              15
    Opening an Account: Buying Shares                                15
    Exchanging Shares                                                16
    Selling/Redeeming Shares                                         17
    Transaction Policies                                             20
    Account Policies and Dividends                                   20
    Additional Investor Services                                     21
    Portfolio Transactions and Brokerage Commissions                 21
DIVIDENDS, DISTRIBUTIONS AND TAXES                                   22
FINANCIAL HIGHLIGHTS                                                 23
GENERAL INFORMATION                                             Back Cover

                                   No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
                                   -  the value of fund shares will fluctuate
                                   -  you could lose money
                                   -  you cannot be certain that a fund will
                                      achieve its investment objective

EQUITY FUND: LARGE CAP

Montag & Caldwell Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock or fixed income market or its peers. Also, a fund could fail to meet its investment objective.

EQUITY FUND: LARGE CAP

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       32.17%            32.26%        22.90%        (7.07)%      (13.11)%      (22.67)%
        1997              1998          1999          2000          2001          2002

  Best quarter:          12/98    27.08%
  Worst quarter:          3/01   -15.53%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                                  Since
                         1 Year     5 Years    Inception(1)
---------------------------------------------------------------
Montag & Caldwell
  Growth Fund:
  Return Before
    Taxes                -22.67%      0.30%         6.94%
  Return After
    Taxes on
    Distributions        -22.87%     -0.65%         6.09%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares          -13.91%      0.47%         5.92%
---------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               -22.09%     -0.58%         5.84%
---------------------------------------------------------------
Lipper Large-Cap
  Growth Fund
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)               -28.11%     -4.16%         1.91%
---------------------------------------------------------------

(1)Inception of Class I shares: June 28, 1996. Index data computed from June 30, 1996.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BALANCED FUND

Montag & Caldwell Balanced Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:
-  U.S. government securities
-  corporate bonds normally rated A or better
-  mortgage/asset-backed securities
-  money market securities and repurchase agreements

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: A fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and negatively affect a fund's share price.

ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce a fund's total return.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock or fixed income market or its peers. Also, a fund could fail to meet its investment objective.

BALANCED FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       13.10%               (0.55)%              (5.27)%              (12.17)%
        1999                  2000                 2001                 2002

  Best quarter:          12/99    10.80%
  Worst quarter:          3/01    -9.09%

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of a broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2002)

                                                    Since
                                      1 Year     Inception(1)
-----------------------------------------------------------------
Montag & Caldwell Balanced
  Fund:
  Return Before Taxes                 -12.17%       -1.64%
  Return After Taxes on
    Distributions                     -12.90%       -2.82%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                        -7.45%       -1.60%
-----------------------------------------------------------------
S&P 500 Index (reflects no
  deduction for fees,
  expenses, or taxes)                 -22.09%       -6.77%
-----------------------------------------------------------------
Lehman Brothers Government
  Credit Bond Index (reflects
  no deduction for fees,
  expenses, or taxes)                  11.04%        7.16%
-----------------------------------------------------------------
60% S&P 500 Index/40% Lehman
  Brothers Government Credit
  Bond Index (reflects no
  deduction for fees,
  expenses, or taxes)                  -9.52%       -0.96%
-----------------------------------------------------------------
Lipper Balanced Fund Index
  (reflects no deduction for
  fees, expenses, or taxes)           -10.69%       -0.91%
-----------------------------------------------------------------

(1)Inception of Class I shares: December 31, 1998. Index data computed from December 31, 1998.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in Class I shares of these Funds, you do not incur any sales loads or exchange fees and generally no redemption fees.

If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                                       TOTAL                NET
                                                              MANAGEMENT    OTHER     EXPENSE     FEE     EXPENSE
FUND(1)                                                          FEES      EXPENSES    RATIO    WAIVERS    RATIO
Montag & Caldwell Growth                                         0.67%       0.10%     0.77%       --      0.77%
Montag & Caldwell Balanced                                       0.75        0.12      0.87        --      0.87

(1)Montag & Caldwell Balanced Fund offers two classes of shares that invest in the same portfolio of securities. Montag & Caldwell Growth Fund offers three classes of shares. Shareholders of Class I shares are not subject to a 12b-1 distribution plan; shareholders of Class N and R shares are subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relate only to Class I shares, which are offered in this prospectus. Class N and R shares are offered in separate prospectuses.

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.

FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
Montag & Caldwell Growth                                       $79            $246            $428            $  954
Montag & Caldwell Balanced                                      89             278             482             1,073

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

ASSET-BACKED SECURITIES. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

CORPORATE BONDS. Fixed income securities issued by corporations.

DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

DURATION. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

EQUITY SECURITIES. Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS. Stocks that are issued by large companies. Unless otherwise defined by a fund manager or the Adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

LEHMAN BROTHERS GOVERNMENT CREDIT BOND INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

LIPPER BALANCED FUND INDEX. An equally weighted index of the largest 30 funds within the balanced funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER LARGE-CAP GROWTH FUND INDEX. An equally weighted index of the largest 30 funds within the large company growth funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MORTGAGE-BACKED SECURITIES. Securities backed by Ginnie Mae, Fannie Mae and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pools) of commercial and residential mortgages.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

YIELD. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each Fund. More information about the risks associated with investing in the Funds can also be found in the Statement of Additional Information (SAI).

                                                       CREDIT GROWTH INTEREST ISSUER LIQUIDITY  MANAGER  MARKET    PREPAYMENT
                                                              STYLE    RATE

Montag & Caldwell Growth Fund                                   X                       X          X       X
Montag & Caldwell Balanced Fund                          X      X       X       X       X          X       X            X

X = Risk factor applicable to a Fund.

OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated.

ADRS/EDRS/GDRS
The Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs) which are issued globally and evidence a similar ownership arrangement. The Funds have no intention of investing in unsponsored ADRs, EDRs and GDRs.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

ASSET-BACKED SECURITIES
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass through certificates. Asset backed securities have prepayment risks.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY
There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Funds may invest in derivatives to limit risk in a portfolio and enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a Fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market price for such securities which can fluctuate.

OTHER INVESTMENT STRATEGIES

                                                     ADRS/EDRS/GDRS  ASSET/MORTGAGE -  CMOS  COMMERCIAL  CORPORATE   CONVERTIBLE
                                                                          BACKED               PAPER        DEBT     SECURITIES
                                                                        SECURITIES              AND      SECURITIES
                                                                                             SECURITIES
                                                                                                 OF
                                                                                               OTHER
                                                                                             INVESTMENT
                                                                                             COMPANIES

      Montag & Caldwell Growth Fund                        X                                     X           X           X P
      Montag & Caldwell Balanced Fund                      X               X            X        X          X P          X P

                                                     DEBENTURES   DEFENSIVE   DERIVATIVES    EQUITY      FIXED     PREFERRED
                                                                  STRATEGY     (OPTIONS,   SECURITIES    INCOME      STOCKS
                                                                               FORWARDS,               SECURITIES
                                                                               FUTURES,
                                                                                SWAPS)

      Montag & Caldwell Growth Fund                      X            X           X           X P          X           X
      Montag & Caldwell Balanced Fund                    X            X           X           X P         X P          X

                                                     REPURCHASE     RULE        U.S.
                                                     AGREEMENTS     144A     GOVERNMENT
                                                                 SECURITIES  SECURITIES

      Montag & Caldwell Growth Fund                      X           X           X
      Montag & Caldwell Balanced Fund                    X           X          X P

X = Investment strategy applicable to a Fund.

P = Components of a Fund's primary investment strategy.

Management of the Funds

THE ADVISER

Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager and investment experience and the management fee paid by each Fund.

MONTAG & CALDWELL, INC.
Montag & Caldwell, Inc. is the Adviser to MONTAG & CALDWELL GROWTH FUND and MONTAG & CALDWELL BALANCED FUND and is located at 3455 Peachtree Road N.E., Suite 1200, Atlanta, Georgia 30326. The firm was founded in 1945 and is a member of the ABN AMRO group of companies. As of December 31, 2002, Montag & Caldwell managed approximately $23.5 billion in assets.

          FUND NAME                PORTFOLIO MANAGER                         INVESTMENT EXPERIENCE
Montag & Caldwell                Ronald E. Canakaris,     Portfolio Manager since the Funds' inceptions in 1994;
  Growth Fund                    CIC, CFA                 President, Chief Executive Officer and Chief Investment
Montag & Caldwell                                         Officer of Montag & Caldwell. He has been with the firm
  Balanced Fund                                           since 1972 and is responsible for developing the firm's
                                                          investment process. He has a BS and BA from the University of Florida. He is a Chartered Financial Analyst, Charter
                                                          Holder.

                                                                                             MANAGEMENT FEE PAID FOR
                       FUND NAME                               GROSS MANAGEMENT FEE         FISCAL YEAR ENDED 10/31/02
                                                            First $800
Montag & Caldwell Growth Fund                               million              0.80%                0.67%
                                                            Over $800 million    0.60%
Montag & Caldwell Balanced Fund                                                  0.75%                0.75%

Shareholder Information

OPENING AN ACCOUNT

-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for Class I shares of each Fund are as follows:
  o  Montag & Caldwell Growth Fund: $5 million
  o  Montag & Caldwell Balanced Fund: $1 million
- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
  o  clients of a financial consultant
  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  o  a corporation or other legal entity
-  Minimum initial investment requirements may be waived:
  o for affiliates, Trustees and employees of the Adviser or their affiliated companies
  o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.
- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 19.
----------------------------------------------------------------

                                                                      TO ADD TO AN ACCOUNT
BUYING SHARES                   TO OPEN AN ACCOUNT                    (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO Funds                  - Make your check payable to ABN        address at the left.
P.O. Box 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders, wires and
Providence, RI 02940              address at the left.                  ACH for purchases (see "Other Features" on p. 19).
                                - We accept checks, bank drafts,        Checks must be drawn on U.S. banks. There is a $20
                                  money orders, wires and ACH for       charge for returned checks.
                                  purchases. Checks must be drawn     - Give the following wire/ACH information to your bank:
                                  on U.S. banks to avoid any fees       Boston Safe Deposit & Trust
                                  or delays in processing your          ABA #01-10-01234
                                  check.                                For: ABN AMRO Funds
                                - We do not accept travelers,           A/C 140414
                                  temporary, post-dated, credit         FBO "ABN AMRO Fund Number"
                                  card courtesy, second or third        "Your Account Number"
                                  party checks (which are checks       Include your name, account number, taxpayer
                                  made payable to someone other         identification number or Social Security number,
                                  than the Funds).                      address and the Fund(s) you wish to purchase in the
                                                                        wire instructions.
                                                                      - We do not accept travelers, temporary, post-dated,
                                                                        credit card courtesy, second or third party checks
                                                                        (which are checks made payable to someone other than
                                                                        the Funds).

                                                                      TO ADD TO AN ACCOUNT
BUYING SHARES                   TO OPEN AN ACCOUNT                    (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)

BY PHONE                        - Obtain a Fund number and account    - Verify that your bank or credit union is a member of
                                  by calling ABN AMRO Funds at the      the ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information"
                                - Instruct your bank (who may           section on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN
                                  amount of your investment.            AMRO Funds and tell the representative the Fund name,
                                - Give the following wire/ACH           account number, the name(s) in which the account is
                                  information to your bank:             registered and the amount of your investment.
                                 Boston Safe Deposit & Trust          - Instruct your bank (who may charge a fee) to wire or
                                  ABA #01-10-01234                      ACH the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                 ABN AMRO Funds                         "Your Account Number"
                                  P.O. Box 9765
                                  Providence, RI 02940                  Include your name, account number, taxpayer
                                                                        identification number or Social Security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wire instructions.

BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of
                                  application(s) from our Web           the ACH.
www.abnamrofunds.com              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you
                                  mail it to the address under "By      have not already done so. To obtain a PIN, please call
                                  Mail' above.                          800 992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter
                                                                        your purchase instructions in the highly secure area
                                                                        for shareholders only called "Account Access".

EXCHANGING SHARES


After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be a taxable event for you.
----------------------------------------------------------------

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. (For example, from Montag & Caldwell Growth Fund Class I shares to Montag & Caldwell Balanced Fund Class I shares.) All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

The Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ABN AMRO Funds                                                          name(s) in which the account is registered and the
P.O. Box 9765                                                           dollar value or number of shares you wish to sell.
Providence, RI 02940                                                  - Include all signatures and any additional documents
                                                                        that may be required (see "Selling Shares in Writing"
                                                                        on p. 18). Signatures must be in original form, as
                                                                        photocopies are not accepted.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 19).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call us at the number to the left.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 am and 7 pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 19).
                                                                      - The Funds reserve the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Funds make reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may incur from
                                                                        telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
www.abnamrofunds.com                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                        Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through ABN AMRO Funds'
                                                                        Web site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access". A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 19).

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS
Owners of               - Letter of instruction
individual, joint,      - On the letter, the signatures and titles of all persons
sole proprietorship,      authorized to sign for the account, exactly as the account
UGMA/UTMA, or             is registered, must be in original form, as photocopies
general partner           are not accepted
accounts                - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners of corporate     - Letter of instruction
or association          - Corporate resolution certified within the past 12 months
accounts                - On the letter, the signatures and titles of all persons
                          authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                          are not accepted
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners or trustees      - Letter of instruction
  of trust accounts     - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                        - If the names of all trustees are not registered on the
                          account, a copy of the trust document certified within the past 12 months
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Joint tenancy           - Certified letter of instruction signed by the surviving
shareholders whose        tenant must be in original form, as photocopies are not
co-tenants are            accepted
decease                 - Copy of death certificate
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Executors of            - Certified letter of instruction signed by executor must be
  shareholder             in original form, as photocopies are not accepted
  estates               - Copy of order appointing executor
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Administrators,         - Call 800 992-8151 for instructions
conservators,
guardians and other
sellers or account
types not listed
above
IRA accounts            - IRA distribution request form completed and signed. Call
                          800 992-8151 for a form.

In addition to the situations described above, ABN AMRO Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY CONVERSIONS
Class I shares are intended for accounts with balances over the minimum initial investment. The Funds reserve the right to transfer your account to a different class if your balance (or aggregation of balances) consistently falls below the minimum initial investments.

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or internet request in "good order." Under normal circumstances, purchase orders and redemption requests must be received by 4:00 p.m. ET. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserve the right to:
-  reject any purchase order;
-  suspend the offering of Fund shares;
- change the initial and additional investment minimums or to waive these minimums for any investor;
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

SHORT-TERM TRADING
The Funds are designed for long term investors. The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:

- after every transaction that affects your account balance (except for dividend reinvestments or automatic investment plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.
DIVIDENDS
The following table shows the Funds' dividend and distribution schedule.

                             DISTRIBUTION SCHEDULE

FUNDS                                             DIVIDENDS, IF ANY                     CAPITAL GAINS DISTRIBUTION, IF ANY
Montag & Caldwell Growth Fund                     - Declared and paid quarterly         - Generally distributed at least
Montag & Caldwell Balanced Fund                                                           once a year in December

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. Box 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. Under policies established by the Board of Trustees, there may be times when a Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Funds consider a broker-dealer's reliability, the availability of research, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of a Fund.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in a Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.

- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held the shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you have held shares of a Fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide the ABN AMRO Funds with the complete and correct taxpayer identification information and required certification, you may be subject to backup withholding tax.

Financial Highlights

These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request. The information for periods ended prior to October 31, 2001 has been audited by the Fund's former independent auditors, whose reports expressed an unqualified opinion of the financial highlights.

MONTAG & CALDWELL GROWTH FUND


                                                           Year          Year          Year          Year            Year
                                                          Ended         Ended         Ended         Ended           Ended
                                                         10/31/02      10/31/01      10/31/00      10/31/99        10/31/98
                                                         --------      --------      --------      --------        --------
Net Asset Value, Beginning of Period                    $    22.74    $    31.70    $    33.46    $    26.65       $  22.75
                                                        ----------    ----------    ----------    ----------       --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.11          0.09          0.05          0.04           0.01
  Net realized and unrealized gain (loss) on
    investments                                              (3.48)        (4.90)        (0.16)         7.71           4.10
                                                        ----------    ----------    ----------    ----------       --------
  Total from investment operations                           (3.37)        (4.81)        (0.11)         7.75           4.11
                                                        ----------    ----------    ----------    ----------       --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
  income                                                     (0.15)        (0.07)           --            --             --
  Distributions from net realized gain on
  investments                                                   --         (4.08)        (1.65)        (0.94)         (0.21)
                                                        ----------    ----------    ----------    ----------       --------
  Total distributions                                        (0.15)        (4.15)        (1.65)        (0.94)         (0.21)
                                                        ----------    ----------    ----------    ----------       --------
Net decrease in net asset value                              (3.52)        (8.96)        (1.76)         6.81           3.90
                                                        ----------    ----------    ----------    ----------       --------
Net Asset Value, End of Period                          $    19.22    $    22.74    $    31.70    $    33.46       $  26.65
                                                        ==========    ==========    ==========    ==========       ========

TOTAL RETURN                                                (14.91)%      (17.16)%       (0.70)%       29.78%         18.24%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                    $1,325,116    $1,058,500    $1,334,651    $1,369,673       $738,423
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                 0.77%         0.77%         0.74%         0.76%          0.85%
  After reimbursement of expenses by Adviser                  0.77%         0.77%         0.74%         0.76%          0.85%
Ratios of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser                 0.52%         0.39%         0.15%         0.14%          0.05%
  After reimbursement of expenses by Adviser                  0.52%         0.39%         0.15%         0.14%          0.05%
Portfolio Turnover                                           38.23%        59.64%        66.71%        31.59%         29.81%

MONTAG & CALDWELL BALANCED FUND


                                                                  Year        Year        Year        Period
                                                                 Ended       Ended       Ended         Ended
                                                                10/31/02    10/31/01    10/31/00    10/31/99(a)
                                                                --------    --------    --------    -----------
Net Asset Value, Beginning of Period                            $  16.49    $  18.62    $  19.42     $   18.36
                                                                --------    --------    --------     ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(2)                                          0.32        0.38        0.39          0.25
  Net realized and unrealized gain (loss) on investments(2)        (1.64)      (1.49)       0.09          1.03
                                                                --------    --------    --------     ---------
  Total from investment operations                                 (1.32)      (1.11)       0.48          1.28
                                                                --------    --------    --------     ---------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income        (0.35)      (0.40)      (0.40)        (0.22)
  Distributions from net realized gain on investments                 --       (0.62)      (0.88)           --
                                                                --------    --------    --------     ---------
  Total distributions                                              (0.35)      (1.02)      (1.28)        (0.22)
                                                                --------    --------    --------     ---------
Net increase (decrease) in net asset value                         (1.67)      (2.13)      (0.80)         1.06
                                                                --------    --------    --------     ---------
Net Asset Value, End of Period                                  $  14.82    $  16.49    $  18.62     $   19.42
                                                                ========    ========    ========     =========

TOTAL RETURN                                                       (8.18)%     (6.13)%      2.31%         6.98%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                            $133,379    $179,688    $174,795       $90,906
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                       0.87%       0.87%       0.88%         0.91%
  After reimbursement of expenses by Adviser                        0.87%       0.87%       0.88%         0.91%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(2)                    2.01%       2.25%       2.19%         1.77%
  After reimbursement of expenses by Adviser(2)                     2.01%       2.25%       2.19%         1.77%
Portfolio Turnover                                                 32.87%      44.80%      54.51%        34.79%(1)

(a)Montag & Caldwell Balanced Fund - Class I commenced investment operations on December 31, 1998.

(1)Not Annualized.

(2)The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.02), $0.02, (0.10)% and (0.10)%, respectively.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated March 1, 2003, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940
Phone:      Shareholder Services &            800 992-8151
            Fund Literature
            Investment Advisor Services       800 597-9704
Web sites:  www.abnamrofunds.com
            www.advisor.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by emailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                           ABN MC 03